Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities - CNY (¥)		Dec. 31, 2022	Dec. 31, 2021	Jul. 20, 2021
Schedule Of Accrued Expenses And Other Current Liabilities Abstract
Penalty payable	[1]	¥ 103,708,000	¥ 117,590,000
Refundable deposits from members, current		32,204,000	62,947,000
Payable for investments and acquisitions		5,006,000	10,556,000
Payable to former shareholders of acquirees		9,838,000	9,958,000
Accrued payroll		13,194,000	17,397,000
VAT payable		6,282,000	5,271,000
Other taxes payable		3,752,000	5,225,000
Interests payable		903,000	308,000	¥ 24,150
Others		1,475,000	18,937,000
Third-party loans	[2]	51,787,000	43,407,000
Amounts reimbursable to employees		1,731,000	2,786,000
Total		¥ 229,880,000	¥ 294,382,000

[1]	This item represents penalty for early termination of lease and overdue rent.
[2]	This item represents loans borrowed from third party individuals or companies with annual interest rate from 0% to 10%.